Schedule of segment reporting (Details) - USD ($)	3 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Aug. 31, 2022
Revenue
External sales	$ 10,269,586	$ 12,214,502
Results
Segment loss	(3,434,427)	(2,168,806)
Central administration costs	1,353,900	2,751,217
Other gains and losses	558,399	(7,252,994)
Finance costs	152,871	197,250
Loss before tax	(5,499,597)	2,135,721
Income tax
Gain (Loss) for the period from:
Share of net loss of associate
Discontinued operations	133,915	(3,464,477)
Non-controlling interest in net loss		(24,764)
Net loss	(5,365,682)	(1,353,520)
Assets	39,805,221		$ 42,694,808
Long-term assets	20,306,539		20,635,907
North America Area [member]
Gain (Loss) for the period from:
Assets	38,359,084		41,548,305
Long-term assets	20,305,337		20,635,907
Europeans Union [member]
Gain (Loss) for the period from:
Assets	1,446,137		1,146,503
Long-term assets	1,202
Gaming [member]
Revenue
External sales	745,696	402,418
Results
Segment loss	90,469	(186,891)
Central administration costs
Other gains and losses	(17,412)	3,215
Finance costs		(1)
Loss before tax	107,881	(190,105)
Income tax
Gain (Loss) for the period from:
Share of net loss of associate
Discontinued operations	133,915	(3,354,385)
Non-controlling interest in net loss
Net loss	241,796	(3,544,490)
Media [member]
Revenue
External sales	9,523,890	11,812,084
Results
Segment loss	(3,524,896)	(1,981,915)
Central administration costs
Other gains and losses	173,984	(1,643)
Finance costs	(146)	375
Loss before tax	(3,698,734)	(1,980,647)
Income tax
Gain (Loss) for the period from:
Share of net loss of associate
Discontinued operations
Non-controlling interest in net loss
Net loss	(3,698,734)	(1,980,647)
Corporate and Others [member]
Revenue
External sales
Results
Segment loss
Central administration costs	1,353,900	2,751,217
Other gains and losses	401,827	(7,254,566)
Finance costs	153,017	196,876
Loss before tax	(1,908,744)	4,306,473
Income tax
Gain (Loss) for the period from:
Share of net loss of associate
Discontinued operations		(110,092)
Non-controlling interest in net loss		(24,764)
Net loss	$ (1,908,744)	$ 4,171,617